UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Premium Dividend Fund

As of 7-31-15 (unaudited)
	Shares	Value
Preferred securities 99.7% (65.7% of Total investments)		$733,927,683
(Cost $697,698,779)
Consumer staples 2.8%		20,406,750
Food and staples retailing 2.8%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,406,750
Financials 58.1%		427,880,279
Banks 33.2%
Bank of America Corp., 6.375% (Z)	980,000	25,107,599
Bank of America Corp., 6.625% (Z)	360,000	9,298,800
Bank of America Corp., Depositary Shares, Series D, 6.204%	630,000	16,052,400
Barclays Bank PLC, Series 3, 7.100% (Z)	192,500	5,024,250
Barclays Bank PLC, Series 5, 8.125% (Z)	310,000	8,140,600
BB&T Corp., 5.625% (Z)	770,000	19,096,000
BB&T Corp. (Callable 11-1-17), 5.200%	235,000	5,661,150
BB&T Corp. (Callable 6-1-18), 5.200%	110,000	2,637,800
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	20,175	553,199
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	10,039,533
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	454,000	11,540,680
JPMorgan Chase & Co., 5.450% (Z)	527,000	12,732,320
JPMorgan Chase & Co., 5.500% (Z)	237,500	5,747,500
JPMorgan Chase & Co., 6.100%	695,000	17,256,850
JPMorgan Chase & Co., 6.300% (Z)	245,000	6,274,450
JPMorgan Chase & Co., 6.700%	35,000	925,750
Santander Holdings USA, Inc., Series C, 7.300% (Z)	500,000	13,060,000
The PNC Financial Services Group, Inc., 5.375%	180,000	4,465,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	311,600	8,584,580
U.S. Bancorp, 5.150% (Z)	545,000	13,499,105
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	160,000	4,304,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	351,000	10,063,170
Wells Fargo & Company, 6.000%	205,000	5,243,900
Wells Fargo & Company, 8.000% (Z)	1,017,000	28,984,500
Capital markets 17.8%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,697,340
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	18,304,300
Morgan Stanley, 6.625% (Z)	842,557	22,074,993
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	6,407,626
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	8,394,000
State Street Corp., 5.250% (Z)	1,025,000	25,512,250
State Street Corp., 6.000%	80,000	2,043,200
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	649,250
The Bank of New York Mellon Corp., 5.200% (Z)	442,000	10,917,400
The Goldman Sachs Group, Inc., 5.950% (Z)	920,000	23,036,800
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	250,000	6,372,500
Consumer finance 3.5%
Capital One Financial Corp., 6.000%	100,000	2,526,000
Capital One Financial Corp., 6.250%	81,196	2,100,541
SLM Corp., Series A, 6.970%	445,500	21,455,280
Insurance 1.7%
Aegon NV, 6.500%	75,000	1,928,250
Prudential Financial, Inc., 5.750%	50,000	1,274,500
Prudential PLC, 6.750% (Z)	175,000	4,548,250

2SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Shares	Value
Financials (continued)
Insurance (continued)
W.R. Berkley Corp., 5.625%	190,377	$4,662,333
Real estate investment trusts 1.9%
Senior Housing Properties Trust, 5.625% (Z)	510,000	12,087,000
Ventas Realty LP, 5.450% (Z)	63,000	1,594,530
Industrials 0.5%		3,473,550
Machinery 0.5%
Stanley Black & Decker, Inc., 5.750% (Z)	135,000	3,473,550
Telecommunication services 6.8%		49,817,105
Diversified telecommunication services 4.3%
Qwest Corp., 6.125% (Z)	107,500	2,703,625
Qwest Corp., 7.375% (Z)	1,021,000	26,586,840
Verizon Communications, Inc., 5.900% (Z)	73,000	1,892,890
Wireless telecommunication services 2.5%
Telephone & Data Systems, Inc., 5.875%	100,000	2,404,000
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,224,750
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,328,200
United States Cellular Corp., 6.950% (Z)	185,000	4,676,800
Utilities 31.5%		232,349,999
Electric utilities 24.6%
Duke Energy Corp., 5.125% (Z)	180,000	4,507,200
Entergy Arkansas, Inc., 6.450%	650,000	16,412,500
Entergy Mississippi, Inc., 6.250%	667,000	16,675,000
Gulf Power Company, 5.600%	51,250	5,176,599
HECO Capital Trust III, 6.500%	181,000	4,639,030
Interstate Power & Light Company, 5.100%	1,445,000	36,298,400
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	185,000	4,464,050
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	8,092,800
NSTAR Electric Company, 4.250% (Z)	13,347	1,267,965
NSTAR Electric Company, 4.780%	100,000	9,751,000
PPL Capital Funding, Inc., 5.900% (Z)	1,450,320	37,258,721
SCE Trust I, 5.625%	265,000	6,611,750
SCE Trust II, 5.100%	1,208,500	29,028,170
Union Electric Company, 3.700%	12,262	1,059,514
Multi-utilities 6.9%
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,039,556
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,554,944
BGE Capital Trust II, 6.200% (Z)	690,000	17,960,700
DTE Energy Company, 5.250%	235,000	5,675,250
DTE Energy Company, 6.500% (Z)	180,000	4,831,200
Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)	255,000	7,045,650
Common stocks 49.9% (32.9% of Total investments)		$367,272,814
(Cost $276,948,188)
Energy 9.8%		72,482,711
Oil, gas and consumable fuels 9.8%
Chevron Corp. (Z)	90,000	7,963,200
Columbia Pipeline Group, Inc.	440,000	12,839,200
ConocoPhillips (Z)	260,000	13,088,400
Kinder Morgan, Inc. (Z)	149,345	5,173,311

SEE NOTES TO FUND'S INVESTMENTS3

Premium Dividend Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Royal Dutch Shell PLC, ADR, Class A (Z)	255,000	$14,657,400
Spectra Energy Corp. (Z)	620,000	18,761,200
Materials 0.2%		1,468,750
Metals and mining 0.2%
Freeport-McMoRan, Inc. (Z)	125,000	1,468,750
Telecommunication services 3.9%		28,454,100
Diversified telecommunication services 3.9%
AT&T, Inc. (Z)	415,000	14,417,100
Verizon Communications, Inc. (Z)	300,000	14,037,000
Utilities 36.0%		264,867,253
Electric utilities 14.3%
American Electric Power Company, Inc.	200,000	11,314,000
Duke Energy Corp. (Z)	285,000	21,152,700
Eversource Energy (Z)	560,000	27,843,200
OGE Energy Corp.	330,000	9,820,800
Pinnacle West Capital Corp. (Z)	50,000	3,085,500
PPL Corp.	240,000	7,634,400
The Southern Company (Z)	75,000	3,354,750
UIL Holdings Corp. (Z)	195,000	9,348,300
Xcel Energy, Inc. (Z)	347,000	12,030,490
Gas utilities 1.9%
AGL Resources, Inc. (Z)	130,000	6,250,400
Atmos Energy Corp. (Z)	100,000	5,530,000
ONE Gas, Inc. (Z)	42,500	1,913,775
Independent power and renewable electricity producers 0.1%
Talen Energy Corp. (I)	29,977	471,538
Multi-utilities 19.7%
Alliant Energy Corp. (Z)	400,000	24,604,000
Black Hills Corp. (Z)	220,000	9,165,200
CenterPoint Energy, Inc. (Z)	1,045,000	20,210,300
Dominion Resources, Inc. (Z)	225,000	16,132,500
DTE Energy Company (Z)	250,000	20,115,000
National Grid PLC, ADR	235,000	15,655,700
NiSource, Inc.	440,000	7,682,400
TECO Energy, Inc. (Z)	840,000	18,580,800
Vectren Corp. (Z)	215,000	9,051,500
WEC Energy Group, Inc.	80,000	3,920,000
	Par value	Value
Short-term investments 2.1% (1.4% of Total investments)		$15,834,000
(Cost $15,834,000)
Repurchase agreement 2.1%		15,834,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $15,834,000 on 8-3-15, collateralized by $16,630,000 U.S. Treasury Notes, 1.500% due 1-31-22 (valued at $16,152,719, including interest)	15,834,000	15,834,000
Total investments (Cost $990,480,967)† 151.7%		$1,117,034,497
Other assets and liabilities, net (51.7%)		($380,606,618)
Total net assets 100.0%		$736,427,879

4SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-15 was $681,318,849.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $992,584,692. Net unrealized appreciation aggregated $124,449,805, of which $135,453,994 related to appreciated investment securities and $11,004,189 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$20,406,750	—	$20,406,750	—
Financials	427,880,279	$427,880,279	—	—
Industrials	3,473,550	3,473,550	—	—
Telecommunication services	49,817,105	47,924,215	1,892,890	—
Utilities	232,349,999	167,680,886	64,669,113	—
Common stocks
Energy	72,482,711	72,482,711	—	—
Materials	1,468,750	1,468,750	—	—
Telecommunication services	28,454,100	28,454,100	—	—
Utilities	264,867,253	264,867,253	—	—
Short-term investments	15,834,000	—	15,834,000	—
Total investments in securities	$1,117,034,497	$1,014,231,744	$102,802,753	—
Other financial instruments:
Futures	($143,123)	($143,123)	—	—
Interest rate swaps	(1,308,752)	—	($1,308,752)	—

Securities with market value of approximately $9,580,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other

6

referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2015, the fund used futures contracts in anticipation of rising interest rates. The following table summarizes the contracts held at July 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2015	($109,453,127)	($109,596,250)	($143,123)
						($143,123)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2015, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,286,288)
Morgan Stanley Capital Services	82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(22,464)
	$164,000,000				($1,308,752)

(a) At 7-31-15, the 3-month LIBOR rate was 0.30860%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P2Q3	07/15
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015